CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 26,391	$ 21,673	$ 22,177	$ 14,668
Non-controlling interest - in operating subsidiaries	(15,658)	(13,954)
Deficit	2,520	2,752
Accumulated other comprehensive income	(543)	(731)
Ownership changes	(515)	(527)
Invested Capital	$ 12,195	$ 9,213	$ 9,009
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%